Acquisitions - Narrative (Details) - USD ($)				12 Months Ended
	Nov. 17, 2014	Oct. 20, 2014	Oct. 11, 2013	Sep. 25, 2015	Sep. 26, 2014	Dec. 30, 2016	Sep. 30, 2016
Business Acquisition [Line Items]
Aggregate purchase price				$ 30,440,000	$ 39,787,000
Goodwill				115,829,000	114,442,000	$ 115,829,000	$ 115,829,000
Acquisition-related expenses				$ 318,000	$ 610,000
APPI
Business Acquisition [Line Items]
Aggregate purchase price		$ 6,572,000
Goodwill		$ 1,387,000
SCI
Business Acquisition [Line Items]
Aggregate purchase price	$ 23,868,000
Goodwill	$ 3,924,000
Amortization period for tax-deductible goodwill	15 years
Contingent consideration (not to exceed)	$ 500,000
Contingent consideration, accrued and other current liabilities							$ 190,000
Expired performance target period	1 year
Ridgeline
Business Acquisition [Line Items]
Aggregate purchase price			$ 39,787,000
Goodwill			9,609,000
Acquisition-related expenses			$ 267,000